Marketable securities, time deposits, derivative financial instruments and cash and cash equivalents (Details 1) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Current accounts	$ 2,579	$ 2,585
Time deposits and short term investments with original maturity less than 90 days	8,856	8,874
Total cash and cash equivalents	$ 11,435	$ 11,459	$ 13,393	$ 7,517